Basis of Presentation and Significant Accounting Policies - Basic and Diluted Earnings Per Share Calculations (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss	$ (38,515)	$ (37,145)
Denominator:
Weighted average common shares outstanding	2,186	2,000
Effect of dilutive securities:
Outstanding common stock equivalents (in shares)	0	0
Denominator for diluted (loss) earnings per share (in shares)	2,186	2,000
Net basic loss earnings per common share (in dollars per share)	$ (17.62)	$ (18.57)
Net diluted loss earnings per common share (in dollars per share)	$ (17.62)	$ (18.57)
Excluded outstanding share-based awards having an anti-dilutive effect (in shares)	1,429	1,803